Inventories - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Inventory Disclosure [Abstract]
Inventory written down	$ 9,085	$ 2,095	$ 698